Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss available to common shares	$ (95,255)	$ (38,488)
Class A Common Stock [Member]
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted weighted average number	11,339,000	5,820,000
Basic and diluted net loss available	$ (8.4)	$ (6.61)